Mineral Properties, Plant, and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Properties, Plant, and Equipment

11. Mineral Properties, Plant, and Equipment

	Mining Properties
	Depletable Non- depletable
	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Cost
At December 31, 2023	$-	$68,447	$5,515	$73,962
Acquisition	-	2,100	40,584	42,684
Additions	3,641	(2,467)	2,283	3,457
Disposals	-	(9,750)	(615)	(10,365)
Foreign exchange translation	-	-	(48)	(48)
At December 31, 2024	3,641	58,330	47,719	109,690
Additions	35,267	10,538	32,943	78,748
Disposals	-	(415)	(3,221)	(3,636)
Transfers	(13,107)	-	13,107	-
At December 31, 2025	$25,801	$68,453	$90,548	$184,802

Accumulated depreciation and depletion
At December 31, 2023	-	(45)	(2,491)	(2,536)
Depreciation	-	(7)	(2,462)	(2,469)
Depreciation charge captured in inventory	-	-	10	10
Disposals	-	-	417	417
Foreign exchange translation	-	-	7	7
At December 31, 2024	-	(52)	(4,519)	(4,571)
Depreciation	(2,376)	(8)	(12,508)	(14,892)
Depreciation charge captured in inventory	(2,705)	-	(18)	(2,723)
Disposals	-	-	2,929	2,929
Foreign exchange translation	-	-	-	-
At December 31, 2025	$(5,081)	$(60)	$(14,116)	$(19,257)

Carrying amounts
At December 31, 2024	$3,641	$58,278	$43,200	$105,119
At December 31, 2025	$20,720	$68,393	$76,432	$165,545
DeLamar Land Claims Acquisition
On March 8, 2024, the Company completed the acquisition of seventeen patented claims in the Rich Gulch area of the
DeLamar Project. Under the terms of the purchase agreement, the Company acquired all of the interests in exchange for
$2.1 million, which was satisfied through the issuance of 2,959,769 common shares in the capital of the Company.